STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 10. STOCK-BASED COMPENSATION

Stock Option Plan

The Company’s Board of Directors and its majority shareholders approved the 2021 Equity Compensation Plan (the “2021 Plan”) effective as of October 15, 2021.

Non-recourse loans

In January 2020, the Company allowed its employees with vested stock options to exercise with the use of a non-recourse loan agreement for the issuance of 119,139,461 shares of common stock. These loan agreements originally had a maturity date of 48 months from the date of exercise, which was extended by one year in December 2023 to 60 months. An increase of $35 thousand to additional paid in capital was recorded as a result of this modification. The loans carry an interest rate of 1.69% per annum. The loans are required to be consistent with the accounting for stock options, with the exercise price of the stock option being the principal and interest due on the loan.

The fair value of the non-recourse loans as of the grant date (January 15, 2020) was determined using the Black-Scholes option pricing model. The following assumptions were used in estimating the fair value of the non-recourse loans:

Stock price	$0.03
Exercise price	$0.01
Expected life (years)	4.0
Expected volatility	78.3%
Annual dividend yield	0.0%
Discount rate	0.0%

The Company elected, in accordance with FASB ASC 718, to deduct the increase in the exercise price (interest) from the risk-free interest rate, resulting in no discount rate.

The original fair value of the awards was $3.2 million, which was expensed in 2020.

As of December 31, 2024, the Company cancelled these non-recourse loans in favor of the employees.

No shares of the Company’s common stock, options to purchase shares of the Company’s common stock or restricted stock units of the Company have been issued during the three months ended March 31, 2025 and 2024.

NOTE 10. STOCK-BASED COMPENSATION

Stock Option Plan

The Company’s Board of Directors and its majority shareholders approved the 2021 Equity Compensation Plan (the “2021 Plan”) effective as of October 15, 2021. On February 28, 2023, in conjunction with a signed contractor service agreement, the Company issued a Restricted Stock Units Agreement granting 2,000,000 shares of common stock under the 2021 Plan.

Non-recourse loans

In January 2020, the Company allowed its employees with vested stock options to exercise with the use of a non-recourse loan agreement for the issuance of 119,139,461 shares of common stock. These loan agreements originally had a maturity date of 48 months from the date of exercise, which was extended by one year in December 2023 to 60 months. An increase of $35 to additional paid in capital was recorded as a result of this modification. The loans carry an interest rate of 1.69%. The loans are required to be consistent with the accounting for stock options, with the exercise price of the stock option being the principal and interest due on the loan.

The fair value of the non-recourse loans as of the grant date (January 15, 2020) was determined using the Black-Scholes option pricing model. The following assumptions were used in estimating the fair value of the non-recourse loans:

Stock price	$0.03
Exercise price	$0.01
Expected life (years)	4.0
Expected volatility	78.3%
Annual dividend yield	0.0%
Discount rate	0.0%

The Company elected, in accordance with FASB ASC 718, to deduct the increase in the exercise price (interest) from the risk-free interest rate, resulting in no discount rate.

The original fair value of the awards was $3,236, which was expensed in 2020.

As of December 31, 2024, the Company cancelled these non-recourse loans in favor of the employees.

No shares of the Company’s common stock, options to purchase shares of the Company’s common stock or restricted stock units of the Company have been issued during the years ended December 31, 2024 and 2023.